1933 Act File No.	33-31602
1940 Act File No.	811-5950

Form N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.	181

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	182

MONEY MARKET OBLIGATIONS TRUST

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number, including Area Code)

John W. McGonigle, Esquire

Federated Investors Tower

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

X	immediately upon filing pursuant to paragraph (b)
	on	pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
	on	pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
	on	pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Money Market Obligations Trust, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 11th day of March, 2016.

MONEY MARKET OBLIGATIONS TRUST
BY: /s/ George F. Magera George F. Magera, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY: /s/ George F. Magera George F. Magera, Assistant Secretary	Attorney In Fact For the Persons Listed Below	March 11, 2016
John F. Donahue*	Trustee
J. Christopher Donahue*	President and Trustee (Principal Executive Officer)
Lori A. Hensler*	Treasurer (Principal Financial Officer)
John T. Collins*	Trustee
G. Thomas Hough*	Trustee
Maureen Lally-Green*	Trustee
Peter E. Madden*	Trustee
Charles F. Mansfield, Jr.*	Trustee
Thomas O’Neill*	Trustee
P. Jerome Richey*	Trustee
John S. Walsh*	Trustee
*By Power of Attorney

Federated California Municipal Cash Trust

Service Shares

Wealth Shares

Cash II Shares

Capital Shares

Cash Series Shares

Investment Shares

Federated Connecticut Municipal Cash Trust

Service Shares

Cash Series Shares

Federated Tax-Free Trust

Premier Shares

Institutional Shares

Federated Florida Municipal Cash Trust

Wealth Shares

Cash II Shares

Cash Series Shares

Federated Georgia Municipal Cash Trust

Federated Massachusetts Municipal Cash Trust

Service Shares

Cash Series Shares

Federated Michigan Municipal Cash Trust

Wealth Shares

Service Shares

Federated Minnesota Municipal Cash Trust

Wealth Shares

Cash Series Shares

Federated New Jersey Municipal Cash Trust

Wealth Shares

Service Shares

Cash Series Shares

Federated New York Municipal Cash Trust

Service Shares

Cash II Shares

Wealth Shares

Cash Series Shares

Federated North Carolina Municipal Cash Trust

Federated Ohio Municipal Cash Trust

Wealth Shares

Service Shares

Cash II Shares

Federated Pennsylvania Municipal Cash Trust

Wealth Shares

Service Shares

ash Series Shares

Federated Virginia Municipal Cash Trust

Wealth Shares

Service Shares

Cash Series Shares

Portfolios of Money Market Obligations Trust

Post-Effective Amendment No. 181

This Post-Effective Amendment is filed for the sole purpose of submitting the XBRL Interactive Data File exhibits for the Risk/Return Summaries of the above-named Fund and Class filed as part of Post-Effective Amendment No. 179 on February 24, 2016. The exhibits filed herewith do not constitute the complete publicly filed disclosure for the Fund, and should be used in conjunction with the complete prospectuses for the Fund.

Exhibit List for Interactive Data File Submissions.

EX-101.INS	INSTANCE
EX-101.SCH	SCHEMA
EX-101.CAL	CALCULATION LINKBASE
EX-101.DEF	DEFINITION LINKBASE
EX-101.LAB	LABEL LINKBASE
EX-101.PRE	PRESENTATION LINKBASE